Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	₨ 125,796		₨ 101,991
Translation adjustment	2,970		(4,319)
Acquisition through business combination	1,172		28,124
Assets reclassified as held for sale	(12,354)
Balance at the end of the year	₨ 117,584	$ 1,806	₨ 125,796